Operating expenses - Selling, General and Administrative, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee factor	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Number of impacts | factor	2
Short-term employee benefits expense	€ 15,700	€ 15,100	€ 16,800
Increase in employee benefit expense	€ (774)
Increase in employee benefit expense, percentage	(8.00%)
End-of-period headcount | employee	100	90	110
Increase in number of employees | employee	10
Share-based payments	€ 3,201	€ 2,924	€ 4,320
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase in rent, fees, and other expenses	€ 3,156
Increase in rent, fees, and other expenses, percentage	49.00%
Increase in employee benefit expense	€ 1,600
Increase in employee benefit expense, percentage	21.00%
End-of-period headcount | employee	25	24	29
Increase in number of employees | employee			6
Share-based payments	€ 2,500	€ 2,300	€ 3,400